Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Stock-Based Compensation [Abstract]
Stock-Based Compensation

NOTE 16 – STOCK-BASED COMPENSATION

The Company has issued awards under three stock-based compensation plans (the “Plans”), as described below.  Total compensation cost that has been charged against income for those Plans totaled $134 and $265 for 2015 and 2014, respectively.  The total income tax benefit was $13 and $15 for 2015 and 2014, respectively.

The Plans are all stockholder-approved and provide for stock option grants and restricted stock awards to be made to directors, officers and employees. The 1999 Stock-Based Incentive Plan, which expired July 13, 2009, provided 38,778 shares of common stock for stock option grants and 15,511 shares of common stock for restricted stock awards.  The 2003 Equity Compensation Plan (the “2003 Plan”), as amended and restated, provided an aggregate of 100,000 shares for stock option grants and restricted stock awards, of which up to 30,000 shares could be awarded in the form of restricted stock awards.  The 2009 Equity Compensation Plan (the “2009 Plan”), which was approved by stockholders on May 21, 2009, replaced the 2003 Plan and provided for 200,000 shares, plus any remaining shares available to grant or that are later forfeited or expire under the 2003 Plan, to be made available to be issued as stock option grants, stock appreciation rights or restricted stock awards.  On May 16, 2013, the Company’s stockholders approved the First Amendment to the 2009 Plan to increase the number of shares of common stock reserved for stock option grants and restricted stock awards thereunder to 1,500,000.

Stock Options:

The Plans permit the grant of stock options to directors, officers and employees of the Holding Company and CFBank.  Option awards are granted with an exercise price equal to the market price of the Company’s common stock on the date of grant, generally have vesting periods ranging from one to three years, and are exercisable for ten years from the date of grant.  Unvested stock options immediately vest upon a change of control.

The fair value of each option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model that uses the assumptions noted in the table below.  Expected volatilities are based on historical volatilities of the Company’s common stock.  The Company uses historical data to estimate option exercise and post-vesting termination behavior.  Employee and management options are tracked separately.  The expected term of options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable.  The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

There were no stock options granted or exercised during the years ended December 31, 2015 and December 31, 2014.

A summary of stock option activity in the Plans for 2015 follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic Value
Outstanding at beginning of year	621,396	$1.56
Granted	-	-
Exercised	-	-
Expired	(1,000)	52.10
Cancelled or Forfeited	(53,700)	1.41
Outstanding at end of period	566,696	$1.48	7.4	$-

Expected to vest	105,002	$1.44	7.7	$-

Exercisable at end of period	461,694	$1.49	7.3	$-

During the year ended December 31, 2015, there were 53,700 stock options canceled or forfeited.  Expense associated with unvested forfeited shares is reversed.

Information related to the Plans during each year follows.  There were no options exercised in 2015 or 2014.

	2015	2014
Intrinsic value of options exercised	$-	$-
Cash received from option exercises	-	-
Tax benefit realized from option exercises	-	-
Weighted average fair value of options granted	$0.00	$0.00

As of December 31, 2015, there was $24 of total unrecognized compensation cost related to nonvested stock options granted under the Plans.  The cost is expected to be recognized over a weighted-average period of 0.8 years. Substantially all of the 105,002 nonvested stock options at December 31, 2015 are expected to vest.

Restricted Stock Awards:

The Plans also permit the grant of restricted stock awards to directors, officers and employees. Compensation is recognized over the vesting period of the awards based on the fair value of the stock at grant date.  The fair value of the stock is determined using the closing share price on the date of grant and shares generally have vesting periods of one to three years.  There were 200,500 shares of restricted stock issued in 2015.  No shares of restricted stock were issued in 2014.

A summary of changes in the Company’s nonvested restricted shares for the year follows:

Nonvested Shares	Shares	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2015	-	$-
Granted	200,500	1.37
Vested	-	-
Forfeited	-	-
Nonvested at December 31, 2015	200,500	$1.37

As of December 31, 2015 and 2014, the unrecognized compensation cost related to nonvested shares granted under the Plans was $272 and $0, respectively.   There were no shares that vested during the year ended December 31, 2015.

There were 807,842 shares remaining available for stock option grants and restricted stock awards under the 2009 Plan at December 31, 2015.